Investments	12 Months Ended
Mar. 31, 2021
Held for Trading
Investments
4. Investments, held for trading
The portfolio of trading securities as of March 31, 2020 and March 31, 2021 was as follows:

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	207,131.4	Rs.	592.9	Rs.	17.2	Rs.	207,707.1
Other corporate/financial institution securities		4,495.9		7.1		32.5		4,470.5

Total debt securities	Rs.	211,627.3	Rs.	600.0	Rs.	49.7	Rs.	212,177.6
Other securities (including mutual fund units)		92,683.9		101.4		—		92,785.3

Total	Rs.	304,311.2	Rs.	701.4	Rs.	49.7	Rs.	304,962.9

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	15,076.0	Rs.	85.8	Rs.	2.6	Rs.	15,159.2
Other corporate/financial institution securities		34,803.9		43.3		0.4		34,846.8

Total debt securities	Rs.	49,879.9	Rs.	129.1	Rs.	3.0	Rs.	50,006.0
Other securities (including mutual fund units)		52,912.2		110.9		3,408.9		49,614.2

Total	Rs.	102,792.1	Rs.	240.0	Rs.	3,411.9	Rs.	99,620.2

Total	US$	1,405.3	US$	3.3	US$	46.6	US$	1,362.0

Available-for-Sale Debt Securities
Investments
5. Investments, available for sale debt securities
The portfolio of available for sale debt securities as of March 31, 2020 and March 31, 2021 was as follows:

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	2,637,464.4	Rs.	52,630.0	Rs.	1,491.6	Rs.	2,688,602.8
State government securities		177,055.9		11,337.7		—		188,393.6
Government securities outside India		8,367.0		48.4		—		8,415.4
Credit substitutes (see note 7)		360,741.5		2,309.5		677.3		362,373.7
Other corporate/financial institution bonds		29,710.9		212.8		409.6		29,514.1
Debt securities, other than asset and mortgage-backed securities		3,213,339.7		66,538.4		2,578.5		3,277,299.6
Mortgage-backed securities		37.3		0.8		—		38.1
Asset-backed securities		125,931.2		1,746.0		150.0		127,527.2
Other securities (including mutual fund units)		1,424.1		0.2		—		1,424.3
Total	Rs.	3,340,732.3	Rs.	68,285.4	Rs.	2,728.5	Rs.	3,406,289.2
Securities with gross unrealized losses							Rs.	300,932.1
Securities with gross unrealized gains								3,105,357.1
							Rs.	3,406,289.2

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	3,159,905.2	Rs.	31,824.6	Rs.	20,225.8	Rs.	3,171,504.0
State government securities		348,067.7		7,373.7		2,669.6		352,771.8
Government securities outside India		5,932.2		3.8		—		5,936.0
Credit substitutes (see note 7)		534,227.1		13,423.1		373.3		547,276.9
Other corporate/financial institution bonds		36,419.0		352.5		12.3		36,759.2
Debt securities, other than asset and mortgage-backed securities		4,084,551.2		52,977.7		23,281.0		4,114,247.9
Mortgage-backed securities		30.5		1.8		—		32.3
Asset backed securities		157,399.9		4,081.5		311.7		161,169.7
Total	Rs.	4,241,981.6	Rs.	57,061.0	Rs.	23,592.7	Rs.	4,275,449.9
Total	US$	57,998.1	US$	780.2	US$	322.6	US$	58,455.7
Securities with gross unrealized losses							Rs.	1,162,099.9
Securities with gross unrealized gain s								3,113,350.0
							Rs.	4,275,449.9
							US$	58,455.7
AFS investments of Rs. 2,876,996.4 million and Rs. 3,524,275.8 million (US$ 48,185.3 million) as of March 31, 2020 and March 31, 2021, respectively, are eligible towards the Bank’s statutory liquidity reserve requirements. These balances are subject to withdrawal and usage restrictions towards the reserve requirements, but may be freely traded by the Bank. Of these investments, Rs. 1,760,859.1 million as of March 31, 2020 and Rs. 1,694,645.4 million (US$ 23,169.9 million) as of March 31, 2021, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS), with the Reserve Bank of India and other financial institutions
.
The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 9,109.0 million as impairment for year ended March 31, 2020 because the Bank intends to sell the securities before recovery of their amortized cost. Amortized cost is net of Rs.

2,915.1
 million (US$ 39.9 million) as allowance for credit losses for year ended March 31, 2021. There was no allowance recorded as at April 1, 2020 upon adoption of the CECL accounting guidance April 1, 2020.
The gross unrealized losses and fair value of available for sale debt securities at March 31, 2020 was as follows:

	As of March 31, 2020
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	24,492.8	Rs.	69.8	Rs.	158,735.8	Rs.	1,421.8	Rs.	183,228.6	Rs.	1,491.6
State government securities		—		—		—		—		—		—
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		38,039.9		481.2		18,680.4		196.1		56,720.3		677.3
Other corporate/financial institution bonds		18,626.2		409.6		—		—		18,626.2		409.6
Debt securities, other than asset and mortgage-backed securities		81,158.9		960.6		177,416.2		1,617.9		258,575.1		2,578.5
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		41,510.7		144.7		846.3		5.3		42,357.0		150.0
Other securities (including mutual fund units)		—		—		—		—		—		—
Total	Rs.	122,669.6	Rs.	1,105.3	Rs.	178,262.5	Rs.	1,623.2	Rs.	300,932.1	Rs.	2,728.5

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2021 was as follows:

	As of March 31, 2021
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	930,710.0	Rs.	20,224.7	Rs.	98.2	Rs.	1.1	Rs.	930,808.2	Rs.	20,225.8
State government securities		133,639.8		2,669.6		—		—		133,639.8		2,669.6
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		43,455.7		373.3		—		—		43,455.7		373.3
Other corporate/financial institution bonds		4,957.2		12.3		—		—		4,957.2		12.3
Debt securities, other than asset and mortgage-backed securities		1,112,762.7		23,279.9		98.2		1.1		1,112,860.9		23,281.0
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		49,239.0		311.7		—		—		49,239.0		311.7
Other securities (including mutual fund units)		—		—		—		—		—		—
Total	Rs.	1,162,001.7	Rs.	23,591.6	Rs.	98.2	Rs.	1.1	Rs.	1,162,099.9	Rs.	23,592.7
Total	US$	15,887.4	US$	322.6	US$	1.3	US$	—	US$	15,888.7	US$	322.6
As of March 31, 2021 there were 58 number of AFS investments in Government of India securities, State government securities and Government securities outside India with unrealized losses totaling Rs. 22,895.4 million.
Upon analysing the debt security portfolios, the Bank determined that no allowance was required as at March 31, 2021 in government issued or backed securities as for these debt securities the risk of loss was deemed minimal. Additionally, none of the remaining AFS investments in debt securities held by the Bank were past due or in non-accrual status as of March 31, 2021. The declines in the market value of these securities were attributable to changes in interest rates and not credit quality, and because the Bank had the ability and intent to hold these investments until there is a recovery in fair value, which may be at maturity, the Bank did not record any allowance for credit losses on any of these securities at March 31, 2021
.
Allowances for Available for sale debt Securities as of March 31, 2021 are as follows:

As of March 31, 2021
	Allowance for credit losses, beginning of the period		Write-offs		Addition to allowance for credit losses		Allowance for credit losses, end of the period
(In millions)
Government of India securities	Rs.	—	Rs.	—	Rs.	—	Rs.	—
State government securities		—		—		—		—
Government securities outside India		—		—		—		—
Credit substitutes		—		—		2,915.1		2,915.1
Other corporate/financial institution bonds		—		—		—		—
Debt securities, other than asset and mortgage backed securities		—		—		—		—
Mortgage-backed securities		—		—		—		—
Asset-backed securities		—		—		—		—
Other securities (including mutual fund units)		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	2,915.1	Rs.	2,915.1

Total	US$	—	US$	—	US$	39.9	US$	39.9

Credit Quality Indicators
The Bank monitors the credit quality of its investment securities through various risk management procedures, including the monitoring of credit ratings. A majority of the debt securities in the Bank’s investment portfolio were issued by Government of India or State government or entities or agencies that are either explicitly or implicitly guaranteed by such governments. The Bank believes the long history of no credit losses on these securities indicates that the expectation of non-payment
of the amortized cost basis is zero, even if such governments were to technically default. Therefore, for the aforementioned securities, the Bank does not assess, or record expected credit losses due to the zero loss assumption. The Bank monitors the credit quality of its remaining AFS investment portfolio which are updated periodically. Such of the remaining AFS investment portfolio in an unrealized loss position are evaluated to determine if the loss is attributable to credit related factors and if an allowance for credit loss is needed.

The average credit rating of the securities comprising the Mortgaged-backed securities and Asset-backed securities was AAA (based upon external ratings where available) as at March 31, 2021.
The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2021 is set out below:

	As of March 31, 2021
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	847,885.7	Rs.	849,275.7	US$	11,611.6
Over one year through five years		1,362,628.4		1,388,323.5		18,981.7
Over five years through ten years		1,133,763.6		1,145,349.2		15,659.7
Over ten years		740,273.5		731,299.5		9,998.6

Total	Rs.	4,084,551.2	Rs.	4,114,247.9	US$	56,251.6

The contractual residual maturity of available for sale mortgage-backed and asset-backed debt securities as of March 31, 2021 is set out below:

	As of March 31, 2021
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	64,729.1	Rs.	66,238.6	US$	905.6
Over one year through five years		89,730.9		91,976.6		1,257.5
Over five years through ten years		1,127.6		1,135.9		15.5
Over ten years		1,842.8		1,850.9		25.3

Total	Rs.	157,430.4	Rs.	161,202.0	US$	2,203.9

Gross realized gains and gross realized losses from sale of available for sale debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2019		2020		2021		2021
	(In millions)
Gross realized gains on sale	Rs.	3,788.1	Rs.	26,128.1	Rs.	56,439.4	US$	771.8
Gross realized losses on sale		(1,192.1)		(301.9)		(514.2)		(7.2)

Realized gains (losses), net		2,596.0		25,826.2		55,925.2		764.6
Dividends and interest		190,992.5		198,383.2		226,690.9		3,099.4

Total	Rs.	193,588.5	Rs.	224,209.4	Rs.	282,616.1	US$	3,864.0

Held-to-maturity Securities
Investments	6. Investments, held to maturity There were no HTM securities as of March 31, 2020 and March 31, 2021 .